Investments in associates -Share of loss in associates (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of associates [line items]
Share of income in associates	$ (5,353)	$ (4,146)	$ (15,841)
Aeropuertos Andinos del Peru S.A.
Disclosure of associates [line items]
Share of income in associates	(3,937)	(3,664)	(9,338)
Sociedad Aeroportuaria KunturWasi S.A.
Disclosure of associates [line items]
Share of income in associates	(1,151)	(1,661)	(5,945)
Others
Disclosure of associates [line items]
Share of income in associates	$ (265)	$ 1,179	$ (558)